UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

         Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [  ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [  ]

    X    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001853410 (Oceanview Acquisitions Residential Depositor, LLC)

Oceanview Mortgage Trust 2021-1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Matthew Tomiak, Senior Vice President (305) 646-6476
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.         Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8, 99.9 and 99.10 for the related information.

Item 3.              Exhibits

99.1	Clayton Services LLC (“Clayton”) Due Diligence Narrative

99.2	Clayton Loan Level Tape Compare Upload

99.3	Clayton Conditions Report

99.4	Clayton Valuations Summary

99.5	Clayton ATR QM Upload

99.6	Clayton Rating Agency ATR QM Data Fields

99.7	Clayton FICO Report

99.8	Clayton HOA Report

99.9	Clayton Waived Conditions Summary

99.10	Deloitte & Touche LLP Independent Accountants’ Report on Applying Agreed-Upon Procedures

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: April 2, 2021

OCEANVIEW ACQUISITIONS RESIDENTIAL DEPOSITOR, LLC (Securitizer)

By:	/s/ Stuart Waldman
Name: Stuart Waldman
Title: Senior Vice President

EXHIBIT INDEX

Exhibit Number

99.1	Clayton Services LLC (“Clayton”) Due Diligence Narrative

99.2	Clayton Loan Level Tape Compare Upload

99.3	Clayton Conditions Report

99.4	Clayton Valuations Summary

99.5	Clayton ATR QM Upload

99.6	Clayton Rating Agency ATR QM Data Fields

99.7	Clayton FICO Report

99.8	Clayton HOA Report

99.9	Clayton Waived Conditions Summary

99.10	Deloitte & Touche LLP Independent Accountants’ Report on Applying Agreed-Upon Procedures